Related Party Transaction (Details) - USD ($)	3 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Mar. 31, 2024	Mar. 31, 2023
Related Party Transaction [Line Items]
Related party debt	$ 129,056	$ 100,761	$ 332,886	$ 223,972
Huihe Zheng [Member]
Related Party Transaction [Line Items]
Related party amount	$ 129,056	$ 100,761
YeeTah Financial [Member]
Related Party Transaction [Line Items]
Commission expense				43,586
Huihe Zheng [Member]
Related Party Transaction [Line Items]
Related party debt			244,313	220,350
OPG [Member]
Related Party Transaction [Line Items]
Related party debt				$ 3,202
Hong Kong [Member]
Related Party Transaction [Line Items]
Income tax rate			16.50%